Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenues by Geographic Region
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized
by geographic area as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
France	$1,671	$1,855
United Kingdom	1,256	1,193
Spain	1,112	1,624
All Other Countries	5,347	9,399

Total Revenues	$9,386	$14,071

Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Year Ended December 31,
	2023	2022
France	$5,569	$6,032
Turkey	5,494	4,079
Spain	4,618	6,852
Chile	2,708	5,008
All other countries	35,078	42,240

Total Revenues	$53,467	$64,211